STOCKHOLDERS' EQUITY - Feinsod Employment Agreement (Details)		3 Months Ended	12 Months Ended
	Aug. 06, 2019 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 $ / shares
STOCKHOLDERS' EQUITY (Details) Feinsod Employment Agreement [Line Items]
Number of shares, granted | shares		895,500
Exercise price of warrants | $ / shares					$ 1.00
Stock-based compensation expense | $			$ 1,504,389	$ 3,966,621
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Feinsod Agreement 2019 [Member]
STOCKHOLDERS' EQUITY (Details) Feinsod Employment Agreement [Line Items]
Number of shares, granted | shares	1,000,000
Exercise price of warrants | $ / shares	$ 4.51
Threshold, consecutive trading days | $	5
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic and Diluted Share | $ / shares	$ 0.83
Stock-based compensation expense | $			$ 57,342	$ 116,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years